Exploration for evaluation of oil&gas resources (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Exploration And Evaluation Of Oil and Gas Resources [Abstract]
Disclosure of detailed information about exploration and evaluation of oil and gas resources [text block]
(€ million)	2018	2017	2016
Revenues related to exploration activity and evaluation	17	9	4
Exploration activity and evaluation costs
- write-off of exploration and evaluation costs	93	252	170
- costs of geological and geophysical studies	287	273	204
Exploration expense for the year	380	525	374
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	1,081	995	1,092
Tangible assets: capitalized exploration and evaluation costs	1,267	1,371	1,905
Total tangible and intangible assets	2,348	2,366	2,997
Provision for decommissioning related to exploration activity and evaluation	77	81	118
Exploration expenditure (net cash used in investing activivties)	463	442	417
Geological and geophysical costs (cash flow from operating activities)	287	273	204
Total exploration effort	750	715	621